Drinker Biddle & Reath LLP

191 North Wacker Drive, Suite 3700

Chicago, IL 60606

(312) 569-1000 (Phone)

(312) 569-3000 (Facsimile)

www.drinkerbiddle.com

July 31, 2015

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: Ed Bartz

Re:	Sterling Capital Funds (the “Funds” or “Registrant”)

Registration Statement on Form

N-14 (File No. 333-205870)

Dear Mr. Bartz:

Attached for filing via the EDGAR System is Pre-Effective Amendment No. 1 to the above-referenced Registration Statement on Form N-14. This Pre-Effective Amendment is being filed in connection with the proposed reorganizations of each of the Sterling Capital Stratton Mid Cap Value Fund, Sterling Capital Stratton Real Estate Fund, and Sterling Capital Stratton Small Cap Value Fund with the Stratton Mid Cap Value Fund, Stratton Real Estate Fund, and Stratton Small Cap Value Fund, respectively.

The Registration Statement shall become effective in accordance with Section 8(a) of the Securities Act of 1933 or on such date as the Commission, acting pursuant to said Section 8(a), may determine.

No fees are required in connection with this filing. If you have any questions or comments in connection with this filing, please call the undersigned at (312) 569-1107.

Sincerely,

/s/ David Williams
David Williams